Revenue Recognition - Additional Information (Details) - USD ($) $ in Millions	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of change in accounting principle			$ (91)
Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of change in accounting principle	$ (8)	$ 0	$ 2,952
ASU 2014-09 [Member] | Retained Earnings [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Cumulative effect of change in accounting principle	$ (8)